Fair Value of Financial Instruments (Schedule of Assets and Liabilities Measured at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Trading Securities	$ 613	$ 622
Liabilities:
Contingent consideration in respect of acquisition	3,550	3,820
Fair Value, Measurements, Recurring [Member]
Assets:
Trading Securities	613	622
Fair value of derivatives	1,182	1,369
Total	10,152	11,367
Liabilities:
Fair value of derivatives	2,391	713
Contingent consideration in respect of acquisition	3,550	3,820
Total	5,941	4,533
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading Securities	613	622
Fair value of derivatives
Total	8,970	9,998
Liabilities:
Fair value of derivatives
Contingent consideration in respect of acquisition
Total
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading Securities
Fair value of derivatives	1,182	1,369
Total	1,182	1,369
Liabilities:
Fair value of derivatives	2,391	713
Contingent consideration in respect of acquisition
Total	2,391	713
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading Securities
Fair value of derivatives
Total
Liabilities:
Fair value of derivatives
Contingent consideration in respect of acquisition	3,550	3,820
Total	3,550	3,820
Corporate Debentures [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	7,442	8,953
Corporate Debentures [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	7,442	8,953
Corporate Debentures [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities
Corporate Debentures [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities
US Government or Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	915	423
US Government or Government [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	915	423
US Government or Government [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities
US Government or Government [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities